Retirement Plans	12 Months Ended
Jan. 31, 2011
Retirement Plans
Retirement Plans

Note 10—Retirement Plans:

Defined Contribution Plans

The Company sponsors several defined contribution plans, including the SAIC Retirement Plan (SRP) which is both a 401(k) plan and an employee stock ownership plan, in which most employees are eligible to participate. These plans allow eligible participants to contribute a portion of their income through payroll deductions and the Company may also make discretionary contributions. The Company contributions expensed for defined contribution plans was $159 million, $162 million and $159 million in fiscal 2011, 2010 and 2009, respectively.

Deferred Compensation Plans

The Company maintains two deferred compensation plans for the benefit of certain management or highly compensated employees or directors and allows eligible participants to elect to defer all or a portion of their annual bonus, sign-on bonus or certain other bonuses. Directors may also elect to defer their director fees. The Company makes no contributions to the Keystaff Deferral Plan but maintains participant accounts for deferred amounts and interest earned. Interest is accrued based on the Moody's Seasoned Corporate Bond Rate (4.44% to 5.84% during fiscal 2011). Deferred balances are generally paid upon termination. Under the Key Executive Stock Deferral Plan (KESDP), eligible participants may elect to defer in share units all or a portion of their bonus awards granted under the 2006 Equity Incentive Plan (Note 11) and prior plans. The Company makes no contributions to the accounts of KESDP participants. Benefits from the KESDP are payable in shares of the Company's stock that may be held in a trust for the purpose of funding benefit payments to KESDP participants. Deferred balances will generally be paid upon retirement or termination.

Beginning in January 2011, the Company sponsored a 401(k) Excess Deferral Plan (Excess Plan) for the benefit of certain management or highly compensated employees that allows participants to elect to defer up to 20% of their eligible salary once the participant has met the contribution limit imposed on the SAIC Retirement Plan. The Company will make a matching contribution to participants who have received a reduced Company contribution in the SAIC Retirement Plan due to the participant's deferral of salary into the Excess Plan. As of January 31, 2011, there have been no participant deferrals or Company contributions related to the Excess Plan.

Defined Benefit Plans

The Company sponsors a defined benefit pension plan in the United Kingdom for plan participants that primarily performed services on a specific customer contract, which expired in March 2010. During the first quarter of fiscal 2012, the Company committed to a plan and entered into a definitive agreement to sell the component of the business that contained this pension and employed the pension plan participants. The Company completed the sale in June 2011. The Company has classified the operating results of this business component, including pension expense through the date of sale, as discontinued operations for all periods presented. Under terms of the definitive agreement, the Company retained the assets and obligations of this defined benefit pension plan. As a result of retaining the pension obligation, the remaining components of ongoing pension expense, primarily interest costs and assumed return on plan assets are recorded in continuing operations. The Company will have continuing defined benefit pension obligations with respect to certain plan participants. However as of May 2011, benefits are no longer accruing under the plan.

Funded Status. The following tables set forth the funded status and amounts recognized in the consolidated balance sheets for this plan.

	Year Ended January 31
	2011	2010
	(in millions)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$136	$99
Service cost	1	3
Interest cost	7	7
Plan participants' contributions	—	1
Actuarial loss (gain)	(1)	18
Benefits paid	(3)	(4)
Contractual termination benefits	1	1
Curtailments	(8)	—
Foreign exchange rate changes	(2)	11

Projected benefit obligation at end of year	$131	$136

Change in plan assets:
Fair value of plan assets at beginning of year	$94	$64
Actual return on plan assets	11	17
Company contributions	10	9
Plan participants' contributions	—	1
Benefits paid	(3)	(4)
Foreign exchange rate changes	(1)	7

Fair value of plan assets at end of year	$111	$94

Funded status at end of year	$(20)	$(42)

	January 31
	2011	2010
	as adjusted (in millions)
Accumulated benefit obligation	$130	$127
Amounts recognized in the consolidated balance sheets consist of:
Accrued pension liability (other long-term liabilities)	$(20)	$(42)
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss (pretax)	$—	$14

The components of the Company's net periodic benefit cost, included as income from discontinued operations, for this plan were as follows:

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Service cost	$1	$3	$3
Interest cost	7	7	7
Expected return on plan assets	(7)	(5)	(7)
Amortization of actuarial loss	—	4	10
Contractual termination benefits	1	1	—

	$2	$10	$13

Actuarial Assumptions. The weighted-average assumptions used in determining the benefit obligations and the net periodic benefit cost of pension were as follows:

	January 31
	2011	2010
Assumptions used to determine benefit obligations at the plan's measurement date:
Discount rate	5.6%	5.5%
Rate of compensation increase	4.4	4.3

	Year Ended January 31
	2011	2010	2009
Assumptions used to determine net periodic benefit cost:
Discount rate	5.5%	6.2%	6.2%
Expected long-term rate of return on plan assets	6.8	6.7	7.2
Rate of compensation increase	4.3	4.3	4.3

The overall expected long-term rate of return on plan assets assumption represents the expected average earnings on funds invested or to be invested by the plan. This return is based on a variety of factors including long-term historical market returns for each asset class in the plan and review of peer data. A weighting of these asset class returns, based on the actual allocation of the asset classes in the plan as of the beginning of the fiscal year, was performed to determine an overall expected long-term rate of return on plan assets.

Plan Assets. The following tables set forth the fair value of plan assets and related level of inputs used to determine the fair value of plan assets in each asset class as defined by the accounting standard for fair value measurements (Note 1):

January 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1 inputs)	Significant Other Observable Inputs (Level 2 inputs)	Significant Unobservable Inputs (Level 3 inputs)	Total
	(in millions)
Asset class:
International equity securities	$—	$44	$—	$44
United Kingdom government bonds	—	10	—	10
Corporate bonds	—	17	—	17
Cash	40	—	—	40

	$40	$71	$—	$111

January 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1 inputs)	Significant Other Observable Inputs (Level 2 inputs)	Significant Unobservable Inputs (Level 3 inputs)	Total
	(in millions)
Asset class:
International equity securities	$—	$60	$—	$60
United Kingdom government bonds	—	14	—	14
Corporate bonds	—	20	—	20

	$—	$94	$—	$94

The plan's assets consist of investments in pooled funds that contain investments with values based on quoted market prices, but for which the pools are not valued on a daily quoted market basis (Level 2 inputs).

The overall investment strategy for pension plan assets is to utilize a total return investment approach whereby a mix of equity securities and fixed-income securities are used to produce a sufficient level of diversification and investment return over the long term for a prudent level of risk. Risk tolerance is established through consideration of plan demographics, plan liabilities, plan funded status and overall corporate financial condition. Consideration is also given to industry practices, long-term historical and prospective capital market returns, volatility, correlations among asset classes and relationships between the plan assets and liabilities. The assets are invested in liquid investments to satisfy benefit obligations as they become due. The investment portfolio contains a diversified blend of equity securities and fixed-income securities. As of January 31, 2011, the Company's target asset allocation was 60% and 40% of total plan assets for equity securities and fixed-income securities, respectively. However, a large portion of plan assets was held as cash at January 31, 2011 in anticipation of a transfer of plan assets and obligations to a successor contractor.

Cash Flows. In fiscal 2012, the Company expects to contribute approximately $6 million to the defined benefit pension plan. The estimated annual benefit payments are expected to be $3 million for each of the years in fiscal 2012 to 2016. Total estimated benefit payments for fiscal 2017 through 2021 are expected to be $16 million.

Other

The Company also sponsors a defined benefit pension plan for employees working on one U.S. Government contract. As part of the contractual agreement, the customer reimburses the Company for contributions made to the plan that are allowable under government contract cost accounting requirements. If the Company were to cease being the contractor as a result of a recompetition process, this defined benefit pension plan and related plan assets and liabilities would transfer to the new contractor. If the contract expires or is terminated with no transfer of the plan to a successor contractor, any amount by which plan liabilities exceed plan assets, as of that date, will be reimbursed by the U.S. Government customer. Since the Company is not responsible for the current or future funded status of this plan, no assets or liabilities arising from its funded status are recorded in the Company's consolidated financial statements and no amounts associated with this plan are included in the defined benefit plan disclosures above.